Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 30/09/2012

Check here if Amendment [     ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
[     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Tiresias Capital Ltd
"Address:        PO Box 309, Ugland House"
"                     South Church Street, George Town"
"                     George Town, Grand Cayman KY!-1104"
                     Cayman Islands
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Paul Besaw
Title:          Financial Controller
Phone:          +442078477430
"Signature, Place, and Date of Signing"

"Paul Besaw,  London   Nov 14, 2012"


Report Type (Check only one.):

[ X  ]     13F HOLDINGS REPORT.

[     ]     13F NOTICE.

[    ]     13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

13F File Number                  Name
-------------------------------  ----------------------------------





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 26

"Form 13F Information Table Value Total: 233,829 (x 1,000)"



		FORM 13F INFORMATION TABLE
	Title of			/PRN 	SH/	PUT/	INVS 	OTHER 	Voting Authority
Name of Issuer	Class	CUSIP	(x$1000)	AMT	PRN	CALL	DISC	MANAGERS	SOLE	SHARED	NONE

BHP BILLITON LTD SPONSORED ADR	ADR	88606108	2062	30053	SH		SOLE		30053
ONE LIBERTY PPTYS INC COM	COM	682406103	629	33701	SH		SOLE		33701
COMCAST CORP NEW CL A SPL	COM	20030N200	819	23536	SH		SOLE		23536
ASM INTL N V NY REGISTER SH	COM	N07045102	1212	35853	SH		SOLE		35853
BHP BILLITON PLC SPONSORED ADR	ADR	05545E209	2114	33846	SH		SOLE		33846
COOPER INDUSTRIES PLC SHS	COM	G24140108	108382	1443937	SH		SOLE		1443937
COMVERSE TECHNOLOGY INC COM 	COM	205862402	923	150000	SH		SOLE		150000
COLLECTIVE BRANDS INC COM	COM	19421W100	3261	150200	SH		SOLE		150200
PANASONIC CORP ADR	ADR	69832A205	821	125014	SH		SOLE		125014
ANCESTRY COM INC COM	COM	32803108	1528	50800	SH		SOLE		50800
AMERICAN RLTY CAP TR INC COM	COM	02917L101	587	50000	SH		SOLE		50000
CLEARWIRE CORP NEW CL A	COM	18538Q105	540	400000	SH		SOLE		400000
COVENTRY HEALTH CARE INC COM	COM	222862104	16447	394500	SH		SOLE		394500
DOLLAR THRIFTY AUTOMOTIVE GP COM	COM	256743105	35943	413476	SH		SOLE		413476
GENERAL GROWTH PPTYS INC NEW COM	COM	370023103	3896	200000	SH		SOLE		200000
KRAFT FOODS INC CL A	COM	50075N104	17367	420000	SH		SOLE		420000
LIBERTY INTERACTIVE CORP RIGHT 	RIGHTS	53071M112	128	9471	SH		SOLE		9471
NEWS CORP CL B	COM	65248E203	1984	80000	SH		SOLE		80000
NEXEN INC COM	COM	65334H102	5068	200000	SH		SOLE		200000
PAR PHARMACEUTICAL COS INC COM	COM	69888P106	12075	241600	SH		SOLE		241600
ROBBINS & MYERS INC COM	COM	770196103	4708	79000	SH		SOLE		79000
RYANAIR HLDGS PLC SPONSORED ADR	ADR	783513104	2499	77500	SH		SOLE		77500
SHAW GROUP INC COM	COM	820280105	9117	209000	SH		SOLE		209000
SPDR S&P 500 ETF TR PUT	PUT	78462F953	561	6000	SH		SOLE		6000
UNILEVER PLC SPON ADR NEW	ADR	904767704	623	17595	SH		SOLE		17595
NIPPON TELEG & TEL CORP SPONSORED ADR	ADR	654624105	535	22549	SH		SOLE		22549